OTHER EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER EXPENSE [Abstract]
Interest expense to related party (see Note 9)	$ (2,185)	$ (1,570)	$ (1,109)
Interest income (expense) related to uncertain tax positions (see Note 13)	280	(124)	721
Interest expense and other bank charges	(1,065)	(873)	(785)
Amortization of deferred financing costs	(123)	(325)	(202)
Interest income	26	26	4
Foreign currency gain (loss)	(951)	(321)	616
Other income (expense)	29	79	67
Total other expense, net	$ (3,989)	$ (3,108)	$ (688)